Ordinary Shares and Equity Incentive Plan - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 62,410	$ 67,467	$ 33,358
Chief Executive Officer | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	8,600	13,000	6,000
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	770	621	216
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	13,152	10,005	4,246
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	19,420	18,253	10,710
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 29,068	$ 38,588	$ 18,186